Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$ 312,261	$ 362,074
Equipment	(1,066)	(1,072)
Intangible assets	(44,266)	(72,206)
Other	176,752	157,457
Valuation Allowance	(443,681)	(446,253)
Total deferred tax (liability) asset